VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—9.0%
U.S. Treasury Notes
0.125%, 4/30/23	$ 135,435	$ 133,573
0.125%, 8/31/23	69,335	67,241
2.500%, 4/30/24	157,235	152,764
1.000%, 12/15/24	61,195	57,275
0.375%, 7/31/27	16,550	14,040
0.625%, 12/31/27	15,150	12,834
Total U.S. Government Securities (Identified Cost $449,213)		437,727

Municipal Bond—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	4,215	3,797
Total Municipal Bond (Identified Cost $3,957)		3,797

Foreign Government Securities—2.1%
Arab Republic of Egypt
144A 5.800%, 9/30/27(1)	11,210	9,248
144A 7.600%, 3/1/29(1)	4,075	3,321
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(2)(3)	20,999	1,470
RegS 7.750%, 10/13/19(2)(3)(4)	9,851	690
Dominican Republic 144A 5.500%, 2/22/29(1)	8,710	7,977
Republic of Colombia
4.500%, 1/28/26	8,605	8,077
4.500%, 3/15/29	4,140	3,569
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(1)	13,575	13,134
Republic of Indonesia
144A 3.375%, 4/15/23(1)	2,844	2,826
144A 4.125%, 1/15/25(1)	11,290	11,150
144A 4.750%, 1/8/26(1)	13,053	13,038
Republic of Panama 3.875%, 3/17/28	13,590	12,824
Republic of Qatar 144A 3.250%, 6/2/26(1)	7,475	7,166
Republic of Turkey 9.875%, 1/15/28	2,490	2,577
United Mexican States 4.150%, 3/28/27	8,200	8,007
Total Foreign Government Securities (Identified Cost $133,865)		105,074

	Par Value	Value

Mortgage-Backed Securities—26.2%
Agency—0.2%
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	$ 10	$ 10
Pool #695237 5.500%, 2/1/33	7	7
Pool #725762 6.000%, 8/1/34	54	55
Pool #773385 5.500%, 5/1/34	58	60
Pool #800267 5.500%, 12/1/34	14	15
Pool #806318 5.500%, 11/1/34	113	113
Pool #806328 5.500%, 11/1/34	98	98
Pool #808018 5.500%, 1/1/35	71	73
Pool #889578 6.000%, 4/1/38	36	37
Pool #890710 3.000%, 2/1/31	2,852	2,728
Pool #941322 6.000%, 7/1/37	5	6
Pool #AC6992 5.000%, 12/1/39	988	1,001
Pool #AD3841 4.500%, 4/1/40	1,175	1,161
Pool #AD4224 5.000%, 8/1/40	1,168	1,189
Pool #AD6058 4.000%, 8/1/25	602	588
Pool #AE4799 4.000%, 10/1/40	11	11
Pool #AH4009 4.000%, 3/1/41	1,415	1,359
Pool #AI2472 4.500%, 5/1/41	904	896
Pool #AO5149 3.000%, 6/1/27	125	121
Pool #AS6515 4.000%, 1/1/46	1,919	1,838
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	6	6
		11,372

Non-Agency—26.0%
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(5)	3,499	3,250
2021-A, A1 144A 1.065%, 9/25/65(1)(5)	8,737	7,616
American Homes 4 Rent Trust
2014-SFR3, A 144A 3.678%, 12/17/36(1)	19,242	18,524
2015-SFR1, A 144A 3.467%, 4/17/52(1)	10,455	9,956
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(1)	8,627	7,884
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2020-SFR1, B 144A 2.120%, 4/17/37(1)	$ 6,739	$ 6,146
2020-SFR2, D 144A 3.282%, 7/17/37(1)	1,680	1,531
2020-SFR3, B 144A 1.806%, 9/17/37(1)	4,362	3,905
2021-SFR2, C 144A 1.877%, 8/17/38(1)	4,535	3,832
2021-SFR3, D 144A 2.177%, 10/17/38(1)	6,675	5,588
2021-SFR4, B 144A 2.417%, 12/17/38(1)	4,106	3,515
2022-SFR1, C 144A 3.740%, 3/17/39(1)	1,985	1,753
2022-SFR3, C 144A 4.000%, 10/17/39(1)	2,000	1,762
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(5)	4,263	3,805
2020-6, A1 144A 1.261%, 5/25/65(1)(5)	2,807	2,403
2021-2, A1 144A 0.985%, 4/25/66(1)(5)	1,611	1,322
2021-3, A2 144A 1.305%, 5/25/66(1)(5)	2,102	1,710
2021-5, A1 144A 0.951%, 7/25/66(1)(5)	7,731	6,306
2021-7, A1 144A 1.978%, 10/25/66(1)(5)	9,433	7,668
2021-8, A1 144A 1.820%, 11/25/66(1)(5)	11,187	9,239
2022-5, A1 144A 4.500%, 5/25/67(1)(5)	2,715	2,587
Angel Oak Mortgage Trust I LLC 2018-3, A1 144A 3.649%, 9/25/48(1)(5)	39	39
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(5)	3,628	3,333
2019-2, A1 144A 3.347%, 4/25/49(1)(5)	3,271	3,025
2021-1R, A1 144A 1.175%, 10/25/48(1)(5)	12,247	9,614
2022-1, A1B 144A 3.269%, 12/25/56(1)(5)	4,252	3,756
Banc of America Funding Trust 2004-D, 5A1 3.485%, 1/25/35(5)	934	911
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%, Cap N/A, Floor 0.722%) 144A 5.040%, 3/15/37(1)(5)	5,490	5,071
BPR Trust
2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 5.568%, 2/15/29(1)(5)	1,975	1,921
2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.234%, 4/15/37(1)(5)	7,400	7,222
BRAVO Residential Funding Trust
2021-A, A1 144A 1.991%, 10/25/59(1)(5)	4,968	4,715
2021-NQM3, A1 144A 1.699%, 4/25/60(1)(5)	1,779	1,593
	Par Value	Value

Non-Agency—continued
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(5)	$ 1,952	$ 1,795
BX Commercial Mortgage Trust
2019-XL, C (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.364%) 144A 5.700%, 10/15/36(1)(5)	6,626	6,459
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 6.296%, 2/15/39(1)(5)	10,593	9,864
BX Trust
2018-GW, B (1 month LIBOR + 1.020%, Cap N/A, Floor 1.020%) 144A 5.338%, 5/15/35(1)(5)	19,910	19,209
2019-OC11, B 144A 3.605%, 12/9/41(1)	5,000	4,099
2019-OC11, D 144A 3.944%, 12/9/41(1)(5)	7,699	6,135
2022-CLS, A 144A 5.760%, 10/13/27(1)	15,725	15,392
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(5)	4,602	3,855
2016-SH2, M2 144A 3.750%, 12/25/45(1)(5)	6,674	5,811
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%, Cap N/A, Floor 1.120%) 144A 5.438%, 6/15/34(1)(5)	17,508	17,085
CHL Mortgage Pass-Through Trust 2004-6, 1A2 3.065%, 5/25/34(5)	306	278
CIM Trust
2021-NR4, A1 144A 2.816%, 10/25/61(1)(5)	9,424	8,711
2022-R2, A1 144A 3.750%, 12/25/61(1)(5)	5,380	5,059
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	6,828	6,509
Citigroup Mortgage Loan Trust
2013-A, A 144A 3.000%, 5/25/42(1)(5)	2,697	2,568
2020-EXP1, A1B 144A 1.804%, 5/25/60(1)(5)	1,645	1,492
Citigroup Mortgage Loan Trust, Inc.
2014-A, A 144A 4.000%, 1/25/35(1)(5)	1,628	1,511
2015-PS1, A1 144A 3.750%, 9/25/42(1)(5)	596	556
2018-RP1, A1 144A 3.000%, 9/25/64(1)(5)	4,390	4,187
2019-RP1, A1 144A 3.500%, 1/25/66(1)(5)	4,732	4,466
COLT Funding LLC
2021-3R, A1 144A 1.051%, 12/25/64(1)(5)	3,313	2,834
2021-3R, A2 144A 1.257%, 12/25/64(1)(5)	776	655
COLT Mortgage Loan Trust
2021-2, A2 144A 1.130%, 8/25/66(1)(5)	5,395	4,216
2022-1, A1 144A 2.284%, 12/27/66(1)(5)	10,523	9,162
2022-3, A1 144A 3.901%, 2/25/67(1)(5)	15,890	14,688

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2022-4, A1 144A 4.301%, 3/25/67(1)(5)	$ 6,834	$ 6,529
2022-5, A1 144A 4.550%, 4/25/67(1)(5)	13,642	13,165
2021-2R, A1 144A 0.798%, 7/27/54(1)	2,170	1,833
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(1)(5)	5,893	4,943
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(1)(5)	9,555	8,689
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(1)	9,645	8,977
2020-3, A 144A 1.358%, 8/15/53(1)	4,692	4,138
2020-4, A 144A 1.174%, 12/15/52(1)	14,301	12,624
2022-1, A 144A 4.744%, 6/17/55(1)(5)	4,939	4,816
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 5.298%, 5/15/36(1)(5)	22,785	22,534
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(5)	8,188	7,806
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(5)	3,051	2,766
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(5)	12,370	10,968
2021-NQM1, A1 144A 0.809%, 5/25/65(1)(5)	7,651	6,401
2021-NQM2, A1 144A 1.179%, 2/25/66(1)(5)	5,275	4,368
2021-AFC1, A1 144A 0.830%, 3/25/56(1)(5)	2,700	2,086
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(5)	5,496	4,743
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(1)(5)	10,050	9,038
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(5)	1,511	1,415
2020-1, A1 144A 2.006%, 5/25/65(1)(5)	1,552	1,497
2020-2, A1 144A 1.178%, 10/25/65(1)(5)	6,001	5,365
2021-1, A2 144A 1.003%, 2/25/66(1)(5)	1,171	948
2022-1, A1 144A 2.206%, 1/25/67(1)(5)	6,207	5,192
Extended Stay America Trust 2021-ESH, C (1 month LIBOR + 1.700%, Cap N/A, Floor 1.700%) 144A 6.018%, 7/15/38(1)(5)	5,408	5,191
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	7,020	6,271
2020-SFR2, A 144A 1.266%, 10/19/37(1)	6,621	5,866
	Par Value	Value

Non-Agency—continued
2020-SFR2, B 144A 1.567%, 10/19/37(1)	$ 21,440	$ 19,028
2021-SFR1, D 144A 2.189%, 8/17/38(1)	18,405	15,450
2022-SFR1, A 144A 4.145%, 5/17/39(1)	6,463	6,062
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(5)	957	882
2018-1, A23 144A 3.500%, 11/25/57(1)(5)	893	807
2019-2, A52 144A 3.500%, 6/25/59(1)(5)	4,209	3,929
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(1)(5)	1,153	1,086
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 5.118%, 2/15/38(1)(5)	5,700	5,289
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(5)	2,630	2,184
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	16,760	15,868
Imperial Fund Mortgage Trust
2021-NQM4, A1 144A 2.091%, 1/25/57(1)(5)	12,632	10,405
2022-NQM3, A1 144A 4.380%, 5/25/67(1)(5)	9,427	8,894
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 6.825%, 8/15/39(1)(5)	7,340	7,292
JP Morgan Mortgage Trust
2006-A6, 3A3L 3.590%, 10/25/36(5)	316	234
2014-5, B1 144A 2.787%, 10/25/29(1)(5)	1,882	1,563
JPMBB Commercial Mortgage Securities Trust 2015-C32, AS 3.984%, 11/15/48	2,495	2,337
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(5)	624	557
2014-2, 2A2 144A 3.500%, 6/25/29(1)(5)	1,558	1,456
2014-2, AM 144A 3.351%, 6/25/29(1)(5)	937	867
2014-5, B2 144A 2.787%, 10/25/29(1)(5)	886	733
2015-1, AM1 144A 4.691%, 12/25/44(1)(5)	1,095	1,050
2015-5, A2 144A 4.863%, 5/25/45(1)(5)	1,355	1,304
2017-3, 2A2 144A 2.500%, 8/25/47(1)(5)	2,097	1,823
2017-5, A1 144A 3.211%, 10/26/48(1)(5)	3,684	3,502
KKR Industrial Portfolio Trust
2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 5.318%, 12/15/37(1)(5)	1,676	1,591
2021-KDIP, D (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 5.568%, 12/15/37(1)(5)	3,750	3,532

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 5.118%, 5/15/36(1)(5)	$ 5,740	$ 5,673
LHOME Mortgage Trust
2021-RTL1, A1 144A 2.090%, 2/25/26(1)(5)	11,065	10,475
2021-RTL2, A1 144A 2.090%, 6/25/26(1)(5)	8,940	8,406
MetLife Securitization Trust
2017-1A, M1 144A 3.441%, 4/25/55(1)(5)	7,930	6,898
2018-1A, A 144A 3.750%, 3/25/57(1)(5)	19,268	18,092
2019-1A, A1A 144A 3.750%, 4/25/58(1)(5)	6,183	5,989
MFA Trust
2022-INV1, A1 144A 3.907%, 4/25/66(1)(5)	11,618	10,921
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(5)	9,174	8,749
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(5)	2,147	1,958
2021-INV1, A1 144A 0.852%, 1/25/56(1)(5)	1,528	1,337
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(5)	1,983	1,845
2017-3, M2 144A 3.250%, 1/25/61(1)(5)	9,026	8,103
2019-1, M2 144A 3.500%, 10/25/69(1)(5)	12,131	10,301
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(5)	4,750	4,386
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C10, A4 4.070%, 7/15/46(5)	2,075	2,059
2013-C13, AS 4.266%, 11/15/46	1,735	1,694
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A 4.338%, 2/25/34(5)	369	349
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 5.025%, 6/25/44(1)(5)	3,098	2,965
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(5)	3,762	3,532
2015-2A, A1 144A 3.750%, 8/25/55(1)(5)	3,295	3,062
2016-1A, A1 144A 3.750%, 3/25/56(1)(5)	1,773	1,626
2016-3A, A1 144A 3.750%, 9/25/56(1)(5)	2,094	1,933
2016-4A, A1 144A 3.750%, 11/25/56(1)(5)	2,758	2,518
2017-2A, A3 144A 4.000%, 3/25/57(1)(5)	10,873	10,188
2018-2A, A1 144A 4.500%, 2/25/58(1)(5)	6,276	6,026
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(5)	595	497
2020-1A, A1B 144A 3.500%, 10/25/59(1)(5)	5,284	4,867
	Par Value	Value

Non-Agency—continued
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(5)	$ 4,307	$ 3,723
2022-RTL1, A1F 144A 4.336%, 12/25/26(1)	8,710	8,264
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(5)	3,179	2,926
2016-2A, A1 144A 3.750%, 11/26/35(1)(5)	4,106	3,801
2018-1A, A1A 144A 4.000%, 12/25/57(1)(5)	7,708	7,228
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 5.439%, 5/25/55(1)(5)	13,845	13,481
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(5)	11,140	8,759
NMLT Trust 2021-INV1, A1 144A 1.185%, 5/25/56(1)(5)	6,369	5,079
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(1)	4,819	4,302
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(5)	861	823
2021-NQM3, A2 144A 1.260%, 7/25/61(1)(5)	2,489	1,856
2018-1, A2 (1 month LIBOR + 0.650%) 144A 5.039%, 6/25/57(1)(5)	2,369	2,228
Onslow Bay Mortgage Loan Trust 2021-NQM4, A1 144A 1.957%, 10/25/61(1)(5)	5,256	4,181
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(1)(5)	7,890	7,337
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(1)(5)	10,919	10,075
2021-2, A1 144A 2.115%, 3/25/26(1)(5)	2,484	2,287
2021-3, A1 144A 1.867%, 4/25/26(1)(5)	6,408	5,713
2021-7, A1 144A 1.867%, 8/25/26(1)(5)	7,082	6,420
2021-9, A1 144A 2.363%, 10/25/26(1)(5)	7,477	6,731
2021-RPL1, A1 144A 1.319%, 7/25/51(1)(5)	4,487	3,992
2021-RPL2, A1 144A 1.455%, 10/25/51(1)(5)	21,954	19,545
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(1)(5)	10,698	9,534
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(5)	14,411	13,125
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(1)	10,340	9,801
2020-SFR2, E 144A 5.115%, 6/17/37(1)	6,890	6,510
2021-SFR2, D 144A 2.197%, 4/19/38(1)	16,205	13,871
2021-SFR3, D 144A 2.288%, 5/17/26(1)	11,130	9,444
2021-SFR5, D 144A 2.109%, 7/17/38(1)	2,500	2,115

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2021-SFR6, C 144A 1.855%, 7/17/38(1)	$ 3,770	$ 3,205
2020-SFR3, A 144A 1.294%, 10/17/27(1)	3,645	3,228
2021-SFR1, C 144A 1.555%, 4/17/38(1)	1,430	1,220
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(5)	2,112	1,756
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(5)	3,930	3,271
RCO VI Mortgage LLC 2022-1, A1 144A 3.000%, 1/25/27(1)(5)	9,008	8,452
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(1)(5)	6,028	5,510
Residential Mortgage Loan Trust
2019-2, A1 144A 2.913%, 5/25/59(1)(5)	809	786
2020-1, A1 144A 2.376%, 1/26/60(1)(5)	1,865	1,775
Sequoia Mortgage Trust 2013-8, B1 3.488%, 6/25/43(5)	1,537	1,447
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(1)(5)	1,054	1,010
2021-1, A1 144A 1.160%, 7/25/61(1)(5)	7,336	5,899
2021-1, A3 144A 1.560%, 7/25/61(1)(5)	4,257	3,399
STAR Trust 2021-1, A1 144A 1.219%, 5/25/65(1)(5)	5,924	5,351
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(5)	547	523
2020-3, A1 144A 1.486%, 4/25/65(1)(5)	2,424	2,219
2021-3, A2 144A 1.395%, 6/25/56(1)(5)	2,671	2,108
2021-3, A3 144A 1.518%, 6/25/56(1)(5)	2,220	1,765
Structured Adjustable Rate Mortgage Loan Trust 2004-14, 7A 3.778%, 10/25/34(5)	1,873	1,743
Towd Point Mortgage Trust
2015-6, M1 144A 3.750%, 4/25/55(1)(5)	5,255	5,094
2016-4, B1 144A 3.890%, 7/25/56(1)(5)	8,095	7,399
2017-1, M1 144A 3.750%, 10/25/56(1)(5)	4,374	4,077
2018-2, A2 144A 3.500%, 3/25/58(1)(5)	9,400	8,622
2018-6, A1A 144A 3.750%, 3/25/58(1)(5)	3,834	3,721
2018-6, A1B 144A 3.750%, 3/25/58(1)(5)	1,705	1,546
2019-2, A2 144A 3.750%, 12/25/58(1)(5)	925	807
2020-1, M1 144A 3.500%, 1/25/60(1)(5)	4,820	3,762
2020-MH1, A2 144A 2.500%, 2/25/60(1)(5)	14,281	12,102
	Par Value	Value

Non-Agency—continued
2021-1, A2 144A 2.750%, 11/25/61(1)(5)	$ 12,970	$ 10,148
2022-1, A1 144A 3.750%, 7/25/62(1)(5)	2,276	2,085
2017-6, A2 144A 3.000%, 10/25/57(1)(5)	11,390	10,212
Towd Point Trust 2021-HE1, M1 144A 1.500%, 2/25/63(1)(5)	1,917	1,795
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(1)	5,243	4,319
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	6,490	5,596
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(1)	2,331	2,323
UBS Commercial Mortgage Trust 2012-C1, D 144A 6.446%, 5/10/45(1)(5)	1,008	917
UBS-Barclays Commercial Mortgage Trust 2013-C6, B 144A 3.875%, 4/10/46(1)(5)	8,691	8,532
VCAT Asset Securitization LLC 2021-NPL6, A1 144A 1.917%, 9/25/51(1)(5)	9,452	8,228
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(1)(5)	7,188	6,495
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(5)	11,098	9,610
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(5)	15,878	14,376
2021-NPL5, A1 144A 1.868%, 8/25/51(1)(5)	8,896	7,838
Velocity Commercial Capital Loan Trust 2020-1, AFX 144A 2.610%, 2/25/50(1)(5)	6,849	6,033
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(1)(5)	3,522	3,145
Vericrest Opportunity Loan Trust CVI LLC 2021-NP12, A1 144A 2.734%, 12/26/51(1)(5)	10,529	9,728
Vericrest Opportunity Loan Trust XCIV LLC 2021-NPL3, A1 144A 2.240%, 2/27/51(1)(5)	5,120	4,629
Vericrest Opportunity Loan Trust XCV LLC 2021-NPL4, A1 144A 2.240%, 3/27/51(1)(5)	5,385	4,921
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(1)(5)	6,070	5,121
2019-INV2, A1 144A 2.913%, 7/25/59(1)(5)	3,047	2,938
2021-2, A1 144A 1.031%, 2/25/66(1)(5)	8,166	6,781
2021-3, A1 144A 1.046%, 6/25/66(1)(5)	10,728	8,567
2021-R3, A1 144A 1.020%, 4/25/64(1)(5)	5,098	4,394
2022-4, A1 144A 4.474%, 4/25/67(1)(5)	12,172	11,694
2022-5, A1 144A 3.800%, 4/25/67(1)(5)	21,702	19,865
2022-7, A1 144A 5.152%, 7/25/67(1)(5)	8,282	8,053

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2020-1, A1 144A 2.417%, 1/25/60(1)(5)	$ 1,724	$ 1,623
2020-4, A1 144A 1.502%, 5/25/65(1)(5)	5,962	5,314
2021-R1, A1 144A 0.820%, 10/25/63(1)(5)	4,485	4,004
2021-R2, A1 144A 0.918%, 2/25/64(1)(5)	3,805	3,449
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(5)	3,482	3,229
2019-2, A2 144A 2.924%, 11/25/54(1)(5)	2,057	1,916
2021-1R, A1 144A 1.280%, 5/25/56(1)	8,255	7,560
VM Master Issuer LLC 2022-1, A1 144A 5.163%, 5/24/25(1)(5)	11,785	11,162
WaMu Mortgage Pass-Through Certificates Series Trust 2004-CB1, 2A 5.000%, 6/25/34	267	250
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	6,689	6,374
Wells Fargo Mortgage Backed Securities Trust
2004-U, A1 4.017%, 10/25/34(5)	123	115
2020-4, A1 144A 3.000%, 7/25/50(1)(5)	2,494	2,088
		1,268,816

Total Mortgage-Backed Securities (Identified Cost $1,416,096)		1,280,188

Asset-Backed Securities—26.1%
Automobiles—12.2%
ACC Auto Trust
2021-A, B 144A 1.790%, 4/15/27(1)	7,835	7,531
2021-A, C 144A 3.790%, 4/15/27(1)	6,948	6,534
ACC Trust
2021-1, C 144A 2.080%, 12/20/24(1)	3,025	2,965
2022-1, C 144A 3.240%, 10/20/25(1)	6,580	6,276
ACM Auto Trust
2022-1A, A 144A 3.230%, 4/20/29(1)	1,628	1,624
2022-1A, B 144A 4.470%, 4/20/29(1)	6,780	6,737
American Credit Acceptance Receivables Trust
2021-1, C 144A 0.830%, 3/15/27(1)	8,164	8,032
2021-2, C 144A 0.970%, 7/13/27(1)	8,852	8,690
2021-3, C 144A 0.980%, 11/15/27(1)	2,385	2,322
2022-1, E 144A 3.640%, 3/13/28(1)	11,425	9,380
AmeriCredit Automobile Receivables Trust 2019-1, C 3.360%, 2/18/25	4,715	4,687
	Par Value	Value

Automobiles—continued
Arivo Acceptance Auto Loan Receivables Trust
2021-1A, A 144A 1.190%, 1/15/27(1)	$ 4,394	$ 4,246
2022-2A, A 144A 6.900%, 1/16/29(1)	8,590	8,576
Avid Automobile Receivables Trust
2019-1, C 144A 3.140%, 7/15/26(1)	2,778	2,764
2019-1, D 144A 4.030%, 7/15/26(1)	1,615	1,603
2021-1, D 144A 1.990%, 4/17/28(1)	3,200	2,882
2021-1, E 144A 3.390%, 4/17/28(1)	1,590	1,409
Avis Budget Rental Car Funding AESOP LLC (AESOP) 2022-5A, A 144A 6.120%, 4/20/27(1)	3,393	3,451
Avis Budget Rental Car Funding LLC
(AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)	11,905	10,853
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(1)	8,025	7,426
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	9,205	8,342
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(1)	1,870	1,628
(AESOP) 2021-1A, D 144A 3.710%, 8/20/27(1)	11,500	9,432
CarNow Auto Receivables Trust
2021-1A, C 144A 2.160%, 2/17/26(1)	3,100	3,018
2021-2A, B 144A 1.300%, 1/15/26(1)	2,474	2,430
2022-1A, B 144A 4.890%, 3/16/26(1)	5,000	4,951
Carvana Auto Receivables Trust
2019-3A, D 144A 3.040%, 4/15/25(1)	3,606	3,558
2019-3A, E 144A 4.600%, 7/15/26(1)	4,399	4,223
2020-N1A, D 144A 3.430%, 1/15/26(1)	11,730	11,454
2020-P1, C 1.320%, 11/9/26	2,250	1,939
2021-N2, C 1.070%, 3/10/28	2,925	2,688
2021-N3, D 1.580%, 6/12/28	12,685	11,445
2021-P3, B 1.420%, 8/10/27	4,590	3,856
2022-N1, C 144A 3.320%, 12/11/28(1)	4,435	4,282
2022-N1, D 144A 4.130%, 12/11/28(1)	6,815	6,417
CIG Auto Receivables Trust
2020-1A, D 144A 2.350%, 1/12/26(1)	7,910	7,738
2020-1A, E 144A 4.430%, 2/12/27(1)	9,485	9,276
2021-1A, D 144A 2.110%, 4/12/27(1)	4,015	3,733

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
CPS Auto Receivables Trust
2020-C, C 144A 1.710%, 8/17/26(1)	$ 1,093	$ 1,086
2021-A, C 144A 0.830%, 9/15/26(1)	4,812	4,751
2022-D, D 144A 8.730%, 1/16/29(1)	7,170	7,270
Credit Acceptance Auto Loan Trust
2019-3A, B 144A 2.860%, 1/16/29(1)	2,833	2,829
2020-1A, B 144A 2.390%, 4/16/29(1)	2,973	2,962
2020-3A, B 144A 1.770%, 12/17/29(1)	11,195	10,625
2022-1A, A 144A 4.600%, 6/15/32(1)	7,275	7,084
Credito Real USA Auto Receivables Trust 2021-1A, A 144A 1.350%, 2/16/27(1)	1,516	1,482
DT Auto Owner Trust
2019-4A, C 144A 2.730%, 7/15/25(1)	33	33
2021-1A, D 144A 1.160%, 11/16/26(1)	3,930	3,619
2021-1A, E 144A 2.380%, 1/18/28(1)	2,000	1,831
2021-2A, C 144A 1.100%, 2/16/27(1)	5,985	5,686
2021-2A, D 144A 1.500%, 2/16/27(1)	4,350	3,993
2022-2A, D 144A 5.460%, 3/15/28(1)	7,500	7,059
Exeter Automobile Receivables Trust
2020-1A, D 144A 2.730%, 12/15/25(1)	8,704	8,533
2020-3A, E 144A 3.440%, 8/17/26(1)	3,015	2,881
2021-1A, C 0.740%, 1/15/26	4,025	3,937
2022-3A, C 5.300%, 9/15/27	8,423	8,260
2018-4A, D 144A 4.350%, 9/16/24(1)	3,553	3,540
2019-1A, D 144A 4.130%, 12/16/24(1)	4,333	4,327
FHF Trust 2022-2A, B 144A 6.570%, 1/16/29(1)	8,847	8,726
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	2,915	2,760
2021-2A, C 144A 1.470%, 11/15/27(1)	6,395	5,814
2022-1A, C 144A 3.130%, 5/15/28(1)	5,745	5,363
Flagship Credit Auto Trust
2019-2, C 144A 3.090%, 5/15/25(1)	872	868
2020-1, C 144A 2.240%, 1/15/26(1)	10,275	10,122
2020-3, C 144A 1.730%, 9/15/26(1)	3,490	3,327
	Par Value	Value

Automobiles—continued
2020-4, C 144A 1.280%, 2/16/27(1)	$ 5,284	$ 5,056
Foursight Capital Automobile Receivables Trust
2021-2, C 144A 1.570%, 7/15/27(1)	2,110	1,959
2022-1, B 144A 2.150%, 5/17/27(1)	2,140	1,988
GLS Auto Receivables Issuer Trust
2019-3A, D 144A 3.840%, 5/15/26(1)	3,000	2,914
2019-4A, C 144A 3.060%, 8/15/25(1)	15,097	14,885
2019-4A, D 144A 4.090%, 8/17/26(1)	3,500	3,358
2020-3A, D 144A 2.270%, 5/15/26(1)	11,735	11,355
2020-3A, E 144A 4.310%, 7/15/27(1)	18,060	17,227
2020-4A, C 144A 1.140%, 11/17/25(1)	6,046	5,943
2022-2A, C 144A 5.300%, 4/17/28(1)	3,075	2,969
2022-2A, D 144A 6.150%, 4/17/28(1)	4,565	4,376
GLS Auto Receivables Trust 2022-1A, C 144A 3.190%, 2/16/27(1)	6,000	5,708
Hertz Vehicle Financing III LLC 2022-1A, C 144A 2.630%, 6/25/26(1)	3,790	3,363
Hertz Vehicle Financing III LP 2021-2A, A 144A 1.680%, 12/27/27(1)	14,055	12,233
Hertz Vehicle Financing LLC 2022-4A, D 144A 6.560%, 9/25/26(1)	5,995	5,538
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(1)	2,705	2,437
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(1)	10,192	9,754
OneMain Direct Auto Receivables Trust
2021-1A, B 144A 1.260%, 7/14/28(1)	17,610	15,326
2022-1A, C 144A 5.310%, 6/14/29(1)	7,485	7,097
Oscar U.S. Funding XIII LLC 2021-2A, A4 144A 1.270%, 9/11/28(1)	6,000	5,387
Prestige Auto Receivables Trust 2018-1A, D 144A 4.140%, 10/15/24(1)	2,501	2,497
Santander Drive Auto Receivables Trust
2020-4, C 1.010%, 1/15/26	4,293	4,249
2021-3, C 0.950%, 9/15/27	13,700	13,177
2022-7, A2 5.810%, 1/15/26	4,108	4,116
Tesla Auto Lease Trust 2020-A, C 144A 1.680%, 2/20/24(1)	3,045	3,023
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(1)	7,289	7,225
Tricolor Auto Securitization Trust
2022-1A, C 144A 4.710%, 8/15/25(1)	3,040	2,969
2022-1A, D 144A 5.380%, 1/15/26(1)	4,640	4,455

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
U.S. Auto Funding 2021-1A, B 144A 1.490%, 3/17/25(1)	$ 5,725	$ 5,662
United Auto Credit Securitization Trust
2021-1, C 144A 0.840%, 6/10/26(1)	3,863	3,835
2021-1, D 144A 1.140%, 6/10/26(1)	10,160	9,817
2022-1, C 144A 2.610%, 6/10/27(1)	2,785	2,700
USASF Receivables LLC 2020-1A, C 144A 5.940%, 8/15/24(1)	7,338	7,301
Veros Auto Receivables Trust
2021-1, B 144A 1.490%, 10/15/26(1)	4,235	3,996
2022-1, B 144A 4.390%, 8/16/27(1)	16,900	16,275
Westlake Automobile Receivables Trust
2020-2A, C 144A 2.010%, 7/15/25(1)	7,967	7,889
2020-3A, C 144A 1.240%, 11/17/25(1)	11,365	11,080
2021-3A, D 144A 2.120%, 1/15/27(1)	4,720	4,273
2022-1A, B 144A 2.750%, 3/15/27(1)	6,090	5,867
		596,445

Collateralized Loan Obligations—0.4%
GoldentTree Loan Management US CLO 1 Ltd. 2021-9A, A (3 month LIBOR + 1.070%, Cap N/A, Floor 1.070%) 144A 5.313%, 1/20/33(1)(5)	18,315	17,921
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month LIBOR + 0.900%, Cap N/A, Floor 0.900%) 144A 5.143%, 4/20/29(1)(5)	1,910	1,884
		19,805

Consumer Loans—1.8%
Affirm Asset Securitization Trust
2022-A, 1A 144A 4.300%, 5/17/27(1)	4,930	4,685
2022-A, A 144A 4.300%, 5/17/27(1)	4,765	4,528
CFMT Issuer Trust 2021-GRN1, A 144A 1.100%, 3/20/41(1)	1,393	1,282
Lendingpoint Asset Securitization Trust
2022-A, B 144A 2.410%, 6/15/29(1)	7,745	7,478
2022-B, A 144A 4.770%, 10/15/29(1)	4,566	4,460
Lendmark Funding Trust 2019-2A, A 144A 2.780%, 4/20/28(1)	6,099	5,919
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(1)	7,261	7,229
Oportun Funding XIV LLC
2021-A, A 144A 1.210%, 3/8/28(1)	9,015	8,394
2021-A, B 144A 1.760%, 3/8/28(1)	7,620	7,057
	Par Value	Value

Consumer Loans—continued
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	$ 6,210	$ 5,433
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(1)	2,610	2,351
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	7,335	6,926
SoFi Consumer Loan Program Trust 2022-1S, A 144A 6.210%, 4/15/31(1)	8,322	8,322
Upstart Pass-Through Trust Series 2021-ST8, A 144A 1.750%, 10/20/29(1)	3,635	3,374
Upstart Securitization Trust
2021-1, A 144A 0.870%, 3/20/31(1)	45	44
2021-2, B 144A 1.750%, 6/20/31(1)	7,140	6,779
2022-2, A 144A 4.370%, 5/20/32(1)	3,012	2,945
		87,206

Credit Card—0.7%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	4,270	3,907
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(1)	9,020	8,447
Mercury Financial Credit Card Master Trust
2021-1A, A 144A 1.540%, 3/20/26(1)	10,570	10,084
2022-1A, A 144A 2.500%, 9/21/26(1)	14,120	13,424
		35,862

Equipment—0.7%
Amur Equipment Finance Receivables VIII LLC 2020-1A, C 144A 3.060%, 4/20/26(1)	2,122	2,080
CCG Receivables Trust 2022-1, C 144A 4.670%, 7/16/29(1)	3,750	3,639
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(1)	14,989	12,976
Encina Equipment Finance LLC 2022-1A, B 144A 5.150%, 1/16/29(1)	9,548	9,253
Pawnee Equipment Receivables Series LLC
2019-1, B 144A 2.520%, 10/15/24(1)	1,862	1,856
2020-1, A 144A 1.370%, 11/17/25(1)	1,886	1,861
		31,665

Other—10.1%
Accelerated LLC 2021-1H, A 144A 1.350%, 10/20/40(1)	2,377	2,152
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	16,110	13,760
Amur Equipment Finance Receivables IX LLC
2021-1A, B 144A 1.380%, 2/22/27(1)	1,830	1,701
2021-1A, C 144A 1.750%, 6/21/27(1)	5,388	4,982

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	$ 1,550	$ 1,527
2019-A, A 144A 3.140%, 7/16/40(1)	2,274	2,141
2019-A, C 144A 4.010%, 7/16/40(1)	20,680	19,011
2020-AA, B 144A 2.790%, 7/17/46(1)	2,160	1,900
2020-AA, D 144A 7.150%, 7/17/46(1)	7,435	6,393
2021-A, A 144A 1.540%, 7/17/46(1)	14,352	13,122
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	14,843	12,545
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(1)	1,368	1,336
BHG Securitization Trust
2021-A, A 144A 1.420%, 11/17/33(1)	6,389	5,934
2021-B, B 144A 1.670%, 10/17/34(1)	8,195	6,896
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(1)	1,983	1,913
Business Jet Securities LLC
2020-1A, A 144A 2.981%, 11/15/35(1)	2,348	2,138
2021-1A, A 144A 2.162%, 4/15/36(1)	3,492	3,067
BXG Receivables Note Trust
2015-A, A 144A 2.880%, 5/2/30(1)	552	533
2017-A, A 144A 2.950%, 10/4/32(1)	3,383	3,239
2020-A, B 144A 2.490%, 2/28/36(1)	3,730	3,387
2022-A, A 144A 4.120%, 9/28/37(1)	7,938	7,558
2022-A, B 144A 4.610%, 9/28/37(1)	2,727	2,581
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	13,366	11,320
CCG Receivables Trust
2019-2, B 144A 2.550%, 3/15/27(1)	8,620	8,532
2021-1, C 144A 0.840%, 6/14/27(1)	1,415	1,309
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	9,524	8,501
Commercial Equipment Finance LLC 2021-A, A 144A 2.050%, 2/16/27(1)	2,013	1,928
Conn’s Receivables Funding LLC
2021-A, B 144A 2.870%, 5/15/26(1)	5,680	5,579
2022-A, B 144A 9.520%, 12/15/26(1)	11,380	11,285
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(1)	2,346	2,314
	Par Value	Value

Other—continued
2020-1, D 144A 7.210%, 2/15/28(1)	$ 6,258	$ 5,853
Diamond Resorts Owner Trust
2019-1A, B 144A 3.530%, 2/20/32(1)	1,772	1,728
2021-1A, A 144A 1.510%, 11/21/33(1)	1,525	1,406
2021-1A, B 144A 2.050%, 11/21/33(1)	684	620
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)	11,870	11,512
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(1)	1,242	1,216
2021-1A, A 144A 1.270%, 5/15/41(1)	10,592	9,473
FREED ABS Trust 2022-1FP, C 144A 2.510%, 3/19/29(1)	4,650	4,347
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(1)	4,580	3,891
Global SC Finance VII Srl 2020-1A, A 144A 2.170%, 10/17/40(1)	11,019	9,763
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	222	218
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	19,429	16,638
Hilton Grand Vacations Trust
2017-AA, A 144A 2.660%, 12/26/28(1)	898	884
2018-AA, A 144A 3.540%, 2/25/32(1)	1,955	1,890
2022-1D, B 144A 4.100%, 6/20/34(1)	3,907	3,711
2022-2A, C 144A 5.570%, 1/25/37(1)	1,015	975
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	1,819	1,668
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(1)	6,405	5,222
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	7,924	6,870
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	19,017	17,078
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(1)	12,315	10,448
Libra Solutions LLC 2022-1A, A 144A 4.750%, 5/15/34(1)	2,685	2,634
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(1)	13,476	11,182
Mariner Finance Issuance Trust
2019-AA, A 144A 2.960%, 7/20/32(1)	3,939	3,886
2020-AA, A 144A 2.190%, 8/21/34(1)	1,954	1,860
MVW LLC 2021-1WA, B 144A 1.440%, 1/22/41(1)	2,167	1,962
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	2,078	1,958
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	4,520	3,786

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	$ 9,320	$ 7,837
NMEF Funding LLC
2019-A, C 144A 3.300%, 8/17/26(1)	7,596	7,545
2022-A, B 144A 3.350%, 10/16/28(1)	5,495	4,986
Oasis Securitization Funding LLC
2021-1A, A 144A 2.579%, 2/15/33(1)	765	754
2021-2A, A 144A 2.143%, 10/15/33(1)	2,909	2,837
Octane Receivables Trust
2019-1A, B 144A 3.770%, 7/22/24(1)	1,183	1,180
2019-1A, C 144A 4.740%, 6/20/25(1)	17,822	17,581
2020-1A, A 144A 1.710%, 2/20/25(1)	2,543	2,516
2020-1A, B 144A 1.980%, 6/20/25(1)	1,114	1,077
2021-1A, A 144A 0.930%, 3/22/27(1)	4,067	3,930
2021-1A, B 144A 1.530%, 4/20/27(1)	3,700	3,438
Oportun Funding LLC 2022-1, A 144A 3.250%, 6/15/29(1)	4,224	4,132
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)	5,044	4,746
Pawneee Equipment Receivables Series LLC 2022-1, B 144A 5.400%, 7/17/28(1)	10,570	10,219
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	13,242	12,400
Purchasing Power Funding LLC
2021-A, A 144A 1.570%, 10/15/25(1)	12,425	12,076
2021-A, B 144A 1.920%, 10/15/25(1)	5,465	5,202
Regional Management Issuance Trust 2022-1, A 144A 3.070%, 3/15/32(1)	6,500	5,929
SBA Tower Trust 144A 1.631%, 11/15/26(1)	9,540	8,102
Sierra Timeshare Receivables Funding LLC
2018-2A, A 144A 3.500%, 6/20/35(1)	961	938
2019-1A, B 144A 3.420%, 1/20/36(1)	879	832
2019-2A, B 144A 2.820%, 5/20/36(1)	3,089	2,902
2020-2A, B 144A 2.320%, 7/20/37(1)	2,326	2,165
2022-2A, C 144A 6.360%, 6/20/40(1)	2,998	2,919
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	14,193	13,065
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(1)	9,097	7,622
VFI ABS LLC
2022-1A, A 144A 2.230%, 3/24/28(1)	6,981	6,779
	Par Value	Value

Other—continued
2022-1A, D 144A 6.680%, 11/26/29(1)	$ 2,794	$ 2,632
Welk Resorts LLC 2019-AA, B 144A 2.990%, 6/15/38(1)	3,951	3,801
Westgate Resorts LLC
2020-1A, A 144A 2.713%, 3/20/34(1)	1,424	1,387
2022-1A, B 144A 2.288%, 8/20/36(1)	3,895	3,663
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	20,298	16,337
		492,792

Student Loan—0.2%
Commonbond Student Loan Trust
2019-AGS, A1 144A 2.540%, 1/25/47(1)	3,925	3,528
2020-1, A 144A 1.690%, 10/25/51(1)	2,319	2,057
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	513	504
Navient Private Education Refi Loan Trust 2021-A, A 144A 0.840%, 5/15/69(1)	2,647	2,288
		8,377

Total Asset-Backed Securities (Identified Cost $1,361,907)		1,272,152

Corporate Bonds and Notes—26.9%
Communication Services—1.3%
Altice France S.A.
144A 5.125%, 7/15/29(1)	4,885	3,663
144A 5.500%, 10/15/29(1)	3,970	3,027
AT&T, Inc. (3 month LIBOR + 0.890%) 5.540%, 2/15/23(5)	8,918	8,920
CCO Holdings LLC 144A 6.375%, 9/1/29(1)	1,585	1,489
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	4,145	3,221
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(1)	5,040	4,196
Northwest Fiber LLC 144A 4.750%, 4/30/27(1)	5,470	4,813
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(1)	3,718	3,674
Telesat Canada 144A 6.500%, 10/15/27(1)	2,485	719
T-Mobile USA, Inc.
3.750%, 4/15/27	6,265	5,901
2.050%, 2/15/28	5,892	5,060
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	4,755	4,698
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 5.706%, 5/15/25(5)	10,541	10,625

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Communication Services—continued
VTR Comunicaciones SpA 144A 5.125%, 1/15/28(1)	$ 2,463	$ 1,517
		61,523

Consumer Discretionary—0.8%
Ashtead Capital, Inc.
144A 4.000%, 5/1/28(1)	6,800	6,200
144A 4.250%, 11/1/29(1)	8,000	7,171
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	2,990	2,905
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	2,880	2,287
eG Global Finance plc 144A 8.500%, 10/30/25(1)	5,330	4,965
Ford Motor Credit Co. LLC 7.350%, 11/4/27	5,165	5,293
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	5,345	4,757
M/I Homes, Inc. 4.950%, 2/1/28	5,085	4,518
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	183	188
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	2,895	2,432
		40,716

Consumer Staples—0.7%
Albertsons Cos., Inc. 144A 3.250%, 3/15/26(1)	4,615	4,209
BAT Capital Corp.
4.700%, 4/2/27	11,000	10,545
2.259%, 3/25/28	5,870	4,872
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	6,625	6,189
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	2,990	2,059
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	5,485	4,731
		32,605

Energy—4.1%
Aker BP ASA
144A 2.875%, 1/15/26(1)	9,060	8,370
144A 2.000%, 7/15/26(1)	9,925	8,767
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	5,740	5,626
Boardwalk Pipelines LP 4.950%, 12/15/24	12,645	12,492
BP Capital Markets plc 4.875% (6)	8,705	7,617
Callon Petroleum Co. 144A 7.500%, 6/15/30(1)	1,800	1,647
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	5,140	4,960
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	9,020	8,798
CrownRock LP
144A 5.625%, 10/15/25(1)	5,045	4,868
144A 5.000%, 5/1/29(1)	5,695	5,117
	Par Value	Value

Energy—continued
Enbridge, Inc. 7.375%, 1/15/83	$ 14,050	$ 13,616
Energy Transfer LP 4.200%, 4/15/27	16,025	15,123
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	1,700	1,640
144A 7.500%, 6/1/27(1)	90	88
Hilcorp Energy I LP 144A 6.000%, 4/15/30(1)	4,315	3,837
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(1)	4,620	4,221
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(1)	9,880	9,886
NGPL PipeCo LLC 144A 4.875%, 8/15/27(1)	7,945	7,546
Pertamina Persero PT 144A 4.300%, 5/20/23(1)	9,430	9,337
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(7)	9,545	453
Petroleos Mexicanos 6.500%, 3/13/27	33,165	30,139
Saudi Arabian Oil Co. 90349GAN5 144A 2.875%, 4/16/24(1)	17,260	16,713
Southwestern Energy Co. 5.375%, 2/1/29	4,090	3,792
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	1,821	1,778
Transocean, Inc. 144A 11.500%, 1/30/27(1)	775	777
USA Compression Partners LP 6.875%, 4/1/26	5,955	5,713
Var Energi ASA 144A 7.500%, 1/15/28(1)	3,720	3,789
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(1)	6,175	5,403
		202,113

Financials—9.6%
AerCap Ireland Capital DAC
2.875%, 8/14/24	4,930	4,668
2.450%, 10/29/26	6,290	5,500
3.000%, 10/29/28	695	582
Series 3NC1 1.750%, 10/29/24	4,930	4,533
Allstate Corp. (The) Series B 5.750%, 8/15/53	11,965	11,247
American Express Co. 5.850%, 11/5/27	13,231	13,774
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)	14,195	13,628
Banco do Brasil S.A. 144A 3.250%, 9/30/26(1)	4,495	4,121
Banco Mercantil del Norte S.A. 144A 5.875% (1)(6)	15,795	14,065
Banco Santander Chile 144A 2.700%, 1/10/25(1)	7,545	7,139
Bank of America Corp.
3.841%, 4/25/25	4,915	4,799
1.734%, 7/22/27	19,345	16,948
2.551%, 2/4/28	6,080	5,400

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
(3 month LIBOR + 0.770%) 5.302%, 2/5/26(5)	$ 11,312	$ 11,143
Bank of New York Mellon Corp. (The) 5.802%, 10/25/28	8,236	8,516
Barclays plc
7.325%, 11/2/26	6,615	6,852
7.385%, 11/2/28	6,330	6,598
Blackstone Private Credit Fund
2.625%, 12/15/26	6,735	5,575
4.000%, 1/15/29	3,345	2,760
Brookfield Finance, Inc. 3.900%, 1/25/28	9,490	8,701
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(1)	810	720
Charles Schwab Corp. (The)
Series G 5.375%(6)	4,332	4,237
Series H 4.000%(6)	8,541	6,811
Citadel Finance LLC 144A 3.375%, 3/9/26(1)	5,660	5,045
Citadel LP 144A 4.875%, 1/15/27(1)	1,055	981
Citigroup, Inc.
5.610%, 9/29/26	9,000	9,038
3.200%, 10/21/26	24,642	22,798
(SOFR + 1.280%) 5.494%, 2/24/28(5)	8,147	7,868
Corebridge Financial, Inc. 144A 6.875%, 12/15/52(1)	8,938	8,259
Danske Bank A/S
144A 3.773%, 3/28/25(1)	6,075	5,886
144A 1.621%, 9/11/26(1)	1,935	1,704
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(1)	5,965	5,920
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	15,930	14,358
F&G Global Funding 144A 1.750%, 6/30/26(1)	13,125	11,686
Goldman Sachs Group, Inc. (The)
4.250%, 10/21/25	24,315	23,730
3.850%, 1/26/27	21,430	20,404
JPMorgan Chase & Co.
1.578%, 4/22/27	19,090	16,774
4.323%, 4/26/28	5,930	5,663
(SOFR + 1.180%) 5.378%, 2/24/28(5)	13,015	12,618
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	11,215	9,421
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	8,415	6,855
Lincoln National Corp. (3 month LIBOR + 2.040%) 6.283%, 4/20/67(5)	12,860	9,259
Morgan Stanley
2.188%, 4/28/26	6,000	5,576
2.475%, 1/21/28	10,911	9,695
3.591%, 7/22/28	6,000	5,504
6.296%, 10/18/28	1,604	1,656
Navient Corp. 5.875%, 10/25/24	7,452	7,210
	Par Value	Value

Financials—continued
OneMain Finance Corp. 6.875%, 3/15/25	$ 7,400	$ 7,109
OWL Rock Core Income Corp. 5.500%, 3/21/25	4,304	4,172
Prudential Financial, Inc. 5.625%, 6/15/43	13,774	13,533
Spirit Realty LP 4.450%, 9/15/26	6,686	6,384
State Street Corp.
5.751%, 11/4/26	6,169	6,315
5.820%, 11/4/28	6,988	7,216
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	5,470	4,854
Toronto-Dominion Bank (The) 8.125%, 10/31/82	13,180	13,707
Wells Fargo & Co. 3.526%, 3/24/28	9,000	8,334
		467,849

Health Care—2.0%
Bio-Rad Laboratories, Inc. 3.300%, 3/15/27	8,928	8,251
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	7,120	5,954
Community Health Systems, Inc.
144A 6.125%, 4/1/30(1)	5,430	2,689
144A 5.250%, 5/15/30(1)	3,065	2,311
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	6,640	5,512
GE HealthCare Technologies, Inc.
144A 5.600%, 11/15/25(1)	4,159	4,185
144A 5.650%, 11/15/27(1)	6,350	6,424
Illumina, Inc.
5.800%, 12/12/25	4,445	4,475
5.750%, 12/13/27	5,005	5,067
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(1)	4,540	4,273
Royalty Pharma plc
1.200%, 9/2/25	2,749	2,460
1.750%, 9/2/27	11,909	10,080
Tenet Healthcare Corp.
144A 4.875%, 1/1/26(1)	3,780	3,575
144A 5.125%, 11/1/27(1)	2,755	2,563
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	850	833
3.150%, 10/1/26	5,430	4,711
4.750%, 5/9/27	1,280	1,153
Universal Health Services, Inc. 144A 1.650%, 9/1/26(1)	16,145	13,836
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	1,804	1,687
Viatris, Inc.
2.300%, 6/22/27	9,355	7,993
144A 2.300%, 6/22/27(1)	—(8)	—(8)
		98,032

Industrials—1.3%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(1)	11,737	11,171

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Industrials—continued
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	$ 6,885	$ 6,300
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	6,086	5,052
Boeing Co. (The) 4.875%, 5/1/25	4,191	4,159
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)	3,936	3,204
Chart Industries, Inc.
144A 7.500%, 1/1/30(1)	205	206
144A 9.500%, 1/1/31(1)	2,890	2,964
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	16,510	13,608
Icahn Enterprises LP
4.750%, 9/15/24	10,690	10,249
6.250%, 5/15/26	4,755	4,569
		61,482

Information Technology—2.1%
Block, Inc. 2.750%, 6/1/26	7,535	6,732
CDW LLC
2.670%, 12/1/26	6,466	5,741
3.276%, 12/1/28	6,466	5,536
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	1,440	1,347
144A 6.500%, 10/15/28(1)	2,165	1,991
Dell International LLC 4.900%, 10/1/26	6,420	6,319
Entegris Escrow Corp. 144A 4.750%, 4/15/29(1)	18,282	16,672
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	920	767
Kyndryl Holdings, Inc.
2.050%, 10/15/26	6,681	5,451
2.700%, 10/15/28	6,580	4,938
Leidos, Inc. 3.625%, 5/15/25	10,350	9,939
Micron Technology, Inc. 6.750%, 11/1/29	5,519	5,606
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	820	773
Open Text Corp. 144A 3.875%, 2/15/28(1)	5,120	4,393
Oracle Corp. 5.800%, 11/10/25	10,245	10,474
SK Hynix, Inc. 144A 1.500%, 1/19/26(1)	12,305	10,592
TD SYNNEX Corp. 2.375%, 8/9/28	6,510	5,252
Viasat, Inc. 144A 5.625%, 9/15/25(1)	2,590	2,403
		104,926

Materials—2.3%
ArcelorMittal S.A. 6.550%, 11/29/27	12,415	12,473
Avient Corp. 144A 5.750%, 5/15/25(1)	5,878	5,731
	Par Value	Value

Materials—continued
Bayport Polymers LLC 144A 4.743%, 4/14/27(1)	$ 15,200	$ 14,083
Celanese U.S. Holdings LLC
3.500%, 5/8/24	9,870	9,535
6.050%, 3/15/25	2,795	2,784
6.165%, 7/15/27	2,745	2,707
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	2,230	2,236
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	8,105	7,550
Glencore Funding LLC 144A 1.625%, 9/1/25(1)	14,745	13,346
International Flavors & Fragrances, Inc.
144A 1.230%, 10/1/25(1)	7,666	6,772
144A 1.832%, 10/15/27(1)	8,106	6,803
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	3,120	2,885
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(1)	6,740	6,346
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	11,513	10,157
Suzano Austria GmbH 2.500%, 9/15/28	8,725	7,318
		110,726

Real Estate—1.1%
EPR Properties 4.950%, 4/15/28	9,545	8,144
GLP Capital LP
5.250%, 6/1/25	13,175	12,951
5.750%, 6/1/28	1,863	1,827
5.300%, 1/15/29	2,731	2,584
Office Properties Income Trust 2.650%, 6/15/26	5,087	3,942
Retail Opportunity Investments Partnership LP 5.000%, 12/15/23	10,874	10,752
Service Properties Trust 4.350%, 10/1/24	8,270	7,518
VICI Properties LP
144A 4.625%, 6/15/25(1)	1,305	1,251
144A 5.750%, 2/1/27(1)	6,370	6,209
		55,178

Utilities—1.6%
Dominion Energy, Inc. Series A 1.450%, 4/15/26	15,850	14,111
DPL, Inc. 4.125%, 7/1/25	1,596	1,500
Enel Finance America LLC 144A 7.100%, 10/14/27(1)	5,430	5,615
Enel Finance International N.V. 144A 6.800%, 10/14/25(1)	2,600	2,670
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	14,270	12,948
Ferrellgas LP 144A 5.375%, 4/1/26(1)	5,670	5,158
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	14,667	14,126
Puget Energy, Inc. 2.379%, 6/15/28	9,794	8,333

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Utilities—continued
Southern California Edison Co. 5.850%, 11/1/27	$ 2,652	$ 2,730
Southern Co. (The) Series 21-A 3.750%, 9/15/51	13,578	10,964
		78,155

Total Corporate Bonds and Notes (Identified Cost $1,427,900)		1,313,305

Leveraged Loans—8.9%
Aerospace—0.7%
Air Canada (3 month LIBOR + 3.500%) 8.130%, 8/11/28(5)	1,713	1,689
Amentum Government Services Holdings LLC Tranche B-3 (6 month Term SOFR + 4.000%) 7.558% - 8.764%, 2/15/29(5)	2,647	2,573
Brown Group Holding LLC (1 month LIBOR + 2.500%) 6.884%, 6/7/28(5)	7,037	6,898
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 7.993%, 10/20/27(5)	5,410	5,507
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 9.996%, 6/21/27(5)	4,702	4,831
TransDigm, Inc.
Tranche E (3 month LIBOR + 2.250%) 6.980%, 5/30/25(5)	5,283	5,220
Tranche F (3 month LIBOR + 2.250%) 6.980%, 12/9/25(5)	6,414	6,328
		33,046

Chemicals—0.3%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.173%, 11/8/27(5)	13,263	13,036
WR Grace Holdings LLC (3 month LIBOR + 3.750%) 8.500%, 9/22/28(5)	2,252	2,206
		15,242

Consumer Durables—0.1%
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 6.880%, 2/11/28(5)	7,117	7,042
Consumer Non-Durables—0.1%
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 8.485%, 12/22/26(5)	6,396	6,069
Energy—0.3%
AL GCX Holdings LLC (3 month Term SOFR + 3.900%) 7.565%, 5/17/29(5)	1,761	1,743
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 7.743%, 12/21/28(5)	6,025	5,717
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 7.924%, 10/5/28(5)	5,951	5,871
	Par Value	Value

Energy—continued
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(4)(7)	$ 66	$ —
		13,331

Financials—0.4%
Avolon TLB Borrower 1 U.S. LLC Tranche B-5 (1 month LIBOR + 2.250%) 6.603%, 12/1/27(5)	6,019	5,999
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 7.077%, 6/15/25(5)	6,051	5,889
Citadel Securities LP 2021 (1 month Term SOFR + 2.614%) 6.938%, 2/2/28(5)	8,689	8,508
		20,396

Food / Tobacco—0.6%
Aramark Services, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 6.134%, 3/11/25(5)	1,909	1,894
Tranche B-5 (1 month LIBOR + 2.500%) 6.884%, 4/6/28(5)	4,656	4,582
Froneri U.S., Inc. Tranche B-2 (1 month LIBOR + 2.250%) 6.634%, 1/29/27(5)	6,069	5,897
Hostess Brands LLC 2019, Tranche B (1-3 month LIBOR + 2.250%) 6.634% - 6.665%, 8/3/25(5)	7,686	7,654
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 8.515%, 7/12/29(5)	2,290	2,207
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 8.230%, 3/31/28(5)	6,390	5,920
		28,154

Forest Prod / Containers—0.4%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 6.024%, 7/1/26(5)	5,929	5,875
Mauser Packaging Solutions Holding Co. (1 month LIBOR + 3.250%) 7.370%, 4/3/24(5)	8,182	7,979
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 7.634%, 1/31/25(5)	2,574	2,351
TricorBraun, Inc. (1 month LIBOR + 3.250%) 7.634%, 3/3/28(5)	5,032	4,790
		20,995

Gaming / Leisure—1.1%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 7.134%, 12/23/24(5)	12,804	12,764
Carnival Corp. Tranche B (1 month LIBOR + 3.000%) 7.384%, 6/30/25(5)	1,560	1,491
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 6.173%, 6/22/26(5)	5,826	5,803

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Playa Resorts Holding B.V. (3 month Term SOFR + 4.250%) 8.576%, 1/5/29(5)	$ 9,151	$ 9,098
Playtika Holding Corp. Tranche B-1 (1 month LIBOR + 2.750%) 7.134%, 3/13/28(5)	6,035	5,749
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 8.753%, 11/1/26(5)	2,537	2,485
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 7.417%, 4/13/29(5)	3,224	3,172
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 6.980%, 7/21/26(5)	5,814	5,725
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 7.110%, 4/29/26(5)	6,284	6,193
		52,480

Health Care—0.9%
Agiliti Health, Inc.
(1 month LIBOR + 2.750%) 6.875%, 1/4/26(5)	4,960	4,830
(1 month LIBOR + 2.750%) 6.875%, 1/4/26(5)	1,140	1,107
Elanco Animal Health, Inc. (1 month LIBOR + 1.750%) 5.870%, 8/1/27(5)	5,891	5,647
Horizon Therapeutics USA, Inc. Tranche B-2 (1 month LIBOR + 1.750%) 6.188%, 3/15/28(5)	6,521	6,512
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.600%) 6.923%, 4/20/29(5)	2,567	2,548
Phoenix Guarantor, Inc. Tranche B-3 (1 month LIBOR + 3.500%) 7.884%, 3/5/26(5)	6,004	5,631
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.250%) 7.634%, 11/15/28(5)	2,134	2,052
R1 RCM, Inc. Tranche B (1 month Term SOFR + 3.000%) 7.323%, 6/21/29(5)	7,436	7,343
Select Medical Corp. Tranche B (1 month LIBOR + 2.500%) 6.890%, 3/6/25(5)	6,265	6,127
		41,797

Housing—0.5%
CPG International LLC (1 month Term SOFR + 2.600%) 6.923%, 4/28/29(5)	5,870	5,694
Quikrete Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 7.384%, 3/18/29(5)	7,925	7,853
SRS Distribution, Inc.
2021 (1 month LIBOR + 3.500%) 7.884%, 6/2/28(5)	3,348	3,194
2022 (1 month Term SOFR + 3.600%) 7.923%, 6/2/28(5)	745	710
	Par Value	Value

Housing—continued
Standard Industries, Inc. (3 month LIBOR + 2.250%) 6.425%, 9/22/28(5)	$ 5,927	$ 5,849
		23,300

Information Technology—0.7%
Applied Systems, Inc. 2026 (3 month Term SOFR + 4.500%) 9.080%, 9/18/26(5)	14,318	14,236
CCC Intelligent Solutions, Inc. Tranche B (1 month LIBOR + 2.250%) 6.634%, 9/21/28(5)	4,097	4,056
Go Daddy Operating Co. LLC Tranche B-5 (1 month Term SOFR + 3.250%) 7.573%, 11/9/29(5)	1,435	1,431
Open Text Corp. (3 month LIBOR + 3.750%) 0.000%, 8/25/29(5)	6,945	6,777
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 8.998%, 5/3/27(5)	355	325
2021-2, First Lien (3 month LIBOR + 3.250%) 6.998%, 5/4/26(5)	8,867	8,423
		35,248

Manufacturing—0.7%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 7.409%, 10/8/27(5)	6,034	5,909
Chart Industries, Inc. Tranche B (3 month LIBOR + 4.000%) 0.000%, 12/7/29(5)(9)	4,715	4,659
Filtration Group Corp. 2021 (1 month LIBOR + 3.500%) 7.884%, 10/21/28(5)	6,095	5,973
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 6.884%, 3/31/27(5)	4,872	4,760
NCR Corp. (3 month LIBOR + 2.500%) 6.920%, 8/28/26(5)	5,407	5,231
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 8.173%, 2/23/29(5)	1,404	1,355
Titan AcquisitionCo New Zealand Ltd. (3 month LIBOR + 3.000%) 8.151%, 3/28/25(5)	4,871	4,540
		32,427

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 6.884%, 9/18/26(5)	4,264	4,224
Media / Telecom - Cable/Wireless Video—0.3%
Charter Communications Operating LLC Tranche B-2 (1 month LIBOR + 1.750%) 6.140%, 2/1/27(5)	5,410	5,275
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.822%, 1/17/28(5)	8,147	7,628

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 9.384%, 8/2/27(5)	$ 3,972	$ 3,859
		16,762

Media / Telecom - Diversified Media—0.1%
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.000%) 8.822%, 4/11/29(5)	6,280	5,593
Media / Telecom - Telecommunications—0.2%
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 7.875%, 10/2/27(5)	3,784	3,329
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 6.134%, 3/1/27(5)	4,327	4,138
		7,467

Retail—0.1%
PetsMart LLC (1 month LIBOR + 3.750%) 8.130%, 2/11/28(5)	4,803	4,691
Service—0.8%
Asplundh Tree Expert, LLC 2021 (1 month LIBOR + 1.750%) 6.134%, 9/7/27(5)	5,951	5,941
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 7.639%, 2/6/26(5)	5,699	5,637
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 7.730%, 11/23/28(5)	5,928	5,753
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 8.134%, 2/1/28(5)	3,940	3,840
Pike Corp.
2028 (1 month LIBOR + 3.000%) 7.390%, 1/21/28(5)	8,227	8,102
2028, Tranche B (1 month Term SOFR + 3.500%) 7.823%, 1/21/28(5)	1,077	1,067
PODS LLC (1 month LIBOR + 3.000%) 7.384%, 3/31/28(5)	7,105	6,708
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 7.634%, 2/10/29(5)	3,508	3,406
		40,454

Transportation - Automotive—0.1%
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 7.634%, 4/30/26(5)	4,864	4,757
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 8.165%, 10/28/27(5)	1,785	1,565
		6,322

Utilities—0.4%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 7.134%, 8/1/25(5)	8,809	8,672
	Par Value	Value

Utilities—continued
Vistra Operations Co. LLC 2018 (1 month LIBOR + 1.750%) 6.134% - 6.204%, 12/31/25(5)	$ 8,717	$ 8,632
		17,304

Total Leveraged Loans (Identified Cost $439,982)		432,344

	Shares
Preferred Stocks—0.3%
Financials—0.1%
JPMorgan Chase & Co. Series HH, 4.600%(6)	4,159(10)	3,665
Industrials—0.2%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.099%(5)(6)	9,580(10)	9,412
Total Preferred Stocks (Identified Cost $13,394)		13,077

Common Stocks—0.0%
Energy—0.0%
Frontera Energy Corp.(11)	24,722	225
Total Common Stocks (Identified Cost $433)		225

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(4)(11)	98,789	119
Total Rights (Identified Cost $84)		119

Total Long-Term Investments—99.6% (Identified Cost $5,246,831)		4,858,008

TOTAL INVESTMENTS—99.6% (Identified Cost $5,246,831)		$4,858,008
Other assets and liabilities, net—0.4%		19,300
NET ASSETS—100.0%		$4,877,308

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
GS	Goldman Sachs & Co.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
WaMu	Washington Mutual

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities amounted to a value of $3,064,040 or 62.8% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Variable rate security. Rate disclosed is as of December 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	No contractual maturity date.
(7)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(8)	Amount is less than $500.
(9)	This loan will settle after December 31, 2022, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	Non-income producing.

Country Weightings†
United States	90%
Canada	2
Mexico	1
United Kingdom	1
Indonesia	1
Netherlands	1
Cayman Islands	1
Other	3
Total	100%
† % of total investments as of December 31, 2022.
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$1,272,152	$—	$1,272,152	$—
Corporate Bonds and Notes	1,313,305	—	1,313,305	—
Foreign Government Securities	105,074	—	104,384	690
Leveraged Loans	432,344	—	432,344	—(1)
Mortgage-Backed Securities	1,280,188	—	1,280,188	—
Municipal Bond	3,797	—	3,797	—
U.S. Government Securities	437,727	—	437,727	—
Equity Securities:
Preferred Stocks	13,077	—	13,077	—
Common Stocks	225	225	—	—
Rights	119	—	—	119
Total Investments	$4,858,008	$225	$4,856,974	$809

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $12,102 were transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
Securities held by the Fund with an end of period value of $690 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2022.
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The  Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fundcalculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.